Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3. LOANS

Loans outstanding at December 31, 2011 and 2010, by major lending classification, were as follows (in thousands):

	September 30,	September 30,
	2011	2010

Loans secured by real estate:
Construction	$34,887	28,111
Farmland	971	1,708
Revolving, open-end secured by 1-4 family residential property	2,579	1,021
1-4 family residential properties	48,228	43,568
Multifamily (5 or more) residential properties	447	398
Nonfarm nonresidential properties	89,643	83,461
Commercial and industrial	26,208	27,210
Loans to individuals for household, family and other personal expenditures	31,163	29,544
Municipal and government	2,547	3,670
Other	1,343	1,089

	$238,016	219,780

Major loan classifications by age for the year ended December 31, 2011 and 2010, is as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	30-89 Days Past Due	90 or More Days Past Due - Still Accruing	90 or More Days Past Due - Non Accrual	Total Past Due	Current	Total Loans
December 31, 2011:
Residential	$3,076	—	1,028	4,104	82,037	86,141
Non-Residential	4,961	89	1,694	6,744	83,870	90,614
Commercial	1,706	8	265	1,979	26,776	28,755
Consumer	2,360	114	143	2,617	29,889	32,506

	$12,103	211	3,130	15,444	222,572	238,016

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	30-89 Days Past Due	90 or More Days Past Due - Still Accruing	90 or More Days Past Due - Non Accrual	Total Past Due	Current	Total Loans
December 31, 2010:
Residential	$559	—	110	669	72,429	73,098
Non-Residential	1,846	—	3,556	5,402	79,767	85,169
Commercial	4,485	—	130	4,615	26,265	30,880
Consumer	2,886	189	121	3,196	27,437	30,633

	$9,776	189	3,917	13,882	205,898	219,780

Changes in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	September 30,	September 30,	September 30,
	2011	2010	2009

Balance, January 1,	$3,268	3,100	3,100
Recoveries	536	646	337
Loans charged off	(2,514)	(1,505)	(1,118)
Provision for loan losses	2,455	1,027	781

Balance, December 31,	$3,745	3,268	3,100

Changes in the allowance for loan losses by major loan classifications for the year ended December 31, 2011 and 2010 are as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Residential	Non- Residential	Consumer	Commercial	Alabama Acquisition	Total
December 31, 2011:
Beginning Balance	$392	2276	541	59	—	3,268
Charge-Offs	(327)	(1457)	(698)	(32)	—	(2,514)
Recoveries	10	187	336	3	—	536
Provision	496	888	321	272	478	2,455

Ending Balance	$571	1894	500	302	478	3,745

Ending Balance: individually evaluated for impairment	$93	965	—	268	—	1,326

Ending Balance: collectively evaluated for impairment	$478	929	500	34	478	2,419

	September 30,	September 30,	September 30,	September 30,	September 30,
	Residential	Non- Residential	Consumer	Commercial	Total
December 31, 2010:
Beginning Balance	$392	1511	977	220	3,100
Charge-Offs	(68)	(268)	(1022)	(147)	(1,505)
Recoveries	8	8	507	123	646
Provision	60	1025	79	(137)	1,027

Ending Balance	$392	2276	541	59	3,268

Ending Balance: individually evaluated for impairment	$99	1579	—	—	1,678

Ending Balance: collectively evaluated for impairment	$293	697	541	59	1,590

At December 31, 2011 and 2010, the carrying amounts of nonaccrual loans, which are considered for impairment analysis were $3,129,517 and $3,916,546, respectively. When a loan is deemed impaired, the full difference between the carrying amount of the loan and the most likely estimate of the asset’s fair value less cost to sell, is assessed for allowance. At December 31, 2011 and 2010, specifically evaluated impaired loans totaled $13,767,980 and $5,788,306, respectively. The average carrying amounts of specifically evaluated impaired loans for 2011, 2010 and 2009 were $8,276,016, $3,486,377 and $2,188,012, respectively. The Bancorp had $1,326,496, $1,677,759 and $1,130,179 of specific allowance related to impaired loans at December 31, 2011, 2010 and 2009, respectively. The amount of interest that would have been recorded on nonaccrual loans had the loans not been classified as nonaccrual in 2011, 2010 and 2009, was $289,161, $266,909 and $826,345, respectively. No material interest income was recognized on impaired or nonaccrual loans for the years ended December 31, 2011, 2010 and 2009.

Transfers from loans to other real estate owned amounted to approximately $1,953,000, $468,000 and $2,135,000 for the years ended 2011, 2010 and 2009, respectively.

The Bancorp’s lending activities are concentrated in Jackson and George Counties in Mississippi and Baldwin and DeKalb Counties in Alabama.